INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 13:-    INCOME TAXES

The Company's subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.Corporate tax in Israel:

The Israeli corporate tax rate was 23% for the years ended December 31, 2024, 2023 and 2022.

However, the effective tax rate payable by a company that qualifies as an Industrial Company that derives income from an Approved Enterprise, a Beneficiary Enterprise, a Preferred Enterprise, a Preferred Technological Enterprise or a Special Preferred Technological Enterprise (as discussed below) may be considerably less. Real capital gains derived by an Israeli company are subject to the prevailing corporate tax rate in the year of sale.

b.Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2024	2023	2022

Domestic	$133,707	$25,408	$(486,294)
Foreign	18,218	12,431	18,451

Income (loss) before taxes on income	$151,925	$37,839	$(467,843)

c.Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:
NOTE 13:-    INCOME TAXES (Cont.)

	December 31,
	2024	2023
Deferred tax assets:

Net operating loss carryforward and credits	$6,574	$17,417
Operating lease liabilities	46,203	54,861
Research and development expenses carryforward	8,479	13,685
Share-based compensation	55,301	54,310
Depreciation differences	—	352
Accrued employees costs	4,780	4,138
Other	2,041	2,779

Deferred tax assets	123,378	147,542

Valuation allowance	(72,814)	(91,616)

Deferred tax liabilities:

Unrealized gains on marketable and other equity securities	766	5,277
Property and equipment	941	1,972
Operating lease ROU assets	46,897	52,502
Acquired intangible assets	2,154	2,057
Other	1,771	1,285

Deferred tax liabilities	$52,529	$63,093

Deferred tax liabilities, net	$1,965	$7,167

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term liabilities	$1,965	$7,167
NOTE 13:-    INCOME TAXES (Cont.)

The Company periodically evaluates the realizability of its deferred tax assets based on available positive and negative evidence. A significant piece of objective negative evidence is its cumulative loss position for the three-year period ended December 31, 2024, which limits the ability to consider other subjective evidence, such as projected future taxable income. Based on this evaluation, the Company recognized a valuation allowance against most of its deferred tax assets as of December 31, 2024, concluding that, as of that date, it is more likely than not that these assets will not be realized.

d.Income tax expense (benefit) are comprised as follows:

	Year ended December 31,
	2024	2023	2022

Current	$12,650	$10,686	$14,917
Deferred	953	(5,984)	(57,897)

	$13,603	$4,702	$(42,980)

Domestic	$6,664	$538	$(55,456)
Foreign	6,939	4,164	12,476

	$13,603	$4,702	$(42,980)
NOTE 13:-    INCOME TAXES (Cont.)

e.A reconciliation of the Company's theoretical income tax expense (benefit) to actual income tax expense as follows:

	Year ended December 31,
	2024	2023	2022

Income (loss) before taxes on income	$151,925	$37,839	$(467,843)

Statutory tax rate	23%	23%	23%

Theoretical income tax expense (benefit)	34,943	8,703	(107,604)

Change in valuation allowance	(18,717)	9,273	18,179
Share-based compensation	(740)	1,236	3,132
Non-deductible expenses and other permanent differences	2,146	(8,265)	939
Effect of subsidiaries with different tax rates	2,597	4,597	1,859
Preferred enterprise benefits	(14,881)	(7,709)	39,108
Income taxes related to prior years	1,336	(1,001)	(2,375)
Uncertain tax positions	6,068	(1,587)	3,894
Other	851	(545)	(112)

Income tax expense (benefit)	$13,603	$4,702	$(42,980)

f.Net operating loss carryforward:

As of December 31, 2024, the Company had carryforward operating losses totaling approximately $4,500, all of which are attributed to the U.S., of which $2,800 will expire by 2035 and $1,700 can be carried forward indefinitely. There are no carryforward operating losses attributed to Israel.
NOTE 13:-    INCOME TAXES (Cont.)

g.The Law for the Encouragement of Capital Investments, 1959 (the "Law"):

The Law for the Encouragement of Capital Investments, 5719-1959, generally referred to as the Investment Law, provides certain incentives for capital investments in production facilities (or other eligible assets). The Investment Law was significantly effective as of January 1, 2011, or the 2011 Amendment, and as of January 1, 2017, referred to as Amendment 73. The 2011 Amendment canceled the availability of the benefits granted to companies under the Investment Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its “Preferred Enterprise” (as such terms are defined in the Investment Law) as of January 1, 2011. Similar to a “Beneficiary Company,” a Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions (including a minimum threshold of 25% export). However, under this new legislation the requirement for a minimum investment in productive assets was cancelled.

Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate tax rate of 16% and 9% in 2014 and thereafter. Dividends paid out of income attributed to a Preferred Enterprise during 2014 and thereafter are generally subject to withholding tax at the rate of 20% or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax is required to be withheld (however, if afterward distributed to individuals or non-Israeli company a withholding of 20% or such lower rate as may be provided in an applicable tax treaty, will apply).

The 2011 Amendment also provided transitional provisions to address companies already enjoying existing tax benefits under the Investment Law. These transitional provisions provide, among other things, that unless an irrevocable request is made to apply the provisions of the Investment Law as amended in 2011 with respect to income to be derived as of January 1, 2011: (i) the terms and benefits included in any certificate of approval that was granted to an Approved Enterprise which chose to receive grants and certain tax benefits under the Grant Track before the 2011 Amendment became effective will remain subject to the provisions of the Investment Law as in effect on the date of such approval, and subject to certain conditions; and (ii) terms and benefits included in any certificate of approval that was granted to an Approved Enterprise under the Alternative Track before the 2011 Amendment became effective will remain subject to the provisions of the Investment Law as in effect on the date of such approval, provided that certain conditions are met; and (iii) a Beneficiary Enterprise can elect to continue to benefit from the benefits provided to it before the 2011 Amendment came into effect, provided that certain conditions are met.
NOTE 13:-    INCOME TAXES (Cont.)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2018 and 2019 Budget Years), 2016 which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The new tax tracks under the Amendment are as follows: Preferred Technological Enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A Preferred Technological Enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%). These corporate tax rates shall apply only with respect to the portion of income attributed to the intellectual property located in Israel.

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to regulations that were published by the Minister of Finance on May 1, 2017.
In 2024, we generated taxable income in Israel, and in general, we meet the conditions of a “Preferred Technological Enterprise.” Accordingly, our taxable income in Israel, should to be subject to tax at the rate of 12% (and 7.5% with respect to income attributed to development area A).

i.Tax benefits for research and development:

Israeli tax law (section 20a to the Israeli Tax Ordinance) allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the Company's business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. As for expenses incurred in scientific research that is not approved by the relevant Israeli government
NOTE 13:-    INCOME TAXES (Cont.)

ministry, they will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the above mentioned benefit for the majority of its research and development expenses. From 2024, the Company intends to apply to the Innovation Authority for approval to allow a tax deduction for most or all of the Company’s research and development expenses during the year incurred. There can be no assurance that such application will be accepted.

h.Tax reform in the U.S.:

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% in 2018, repealed the corporate alternative minimum tax, and requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign-sourced earnings.

The Company calculates an effective rate by computing the effective state tax rate and adding the expected federal statutory rate with a reduction for the federal benefit of the state tax expense.

The Company remeasured all U.S. deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 22%.

i.Pillar Two:

In December 2021, the Organization for Economic Cooperation and Development ("OECD") released the Pillar Two Model Rules (also referred to as the global minimum tax or Global Anti-Base Erosion ("GloBE") rules), which aim to ensure that multinational enterprises are subject to a minimum level of taxation in each jurisdiction where they operate. The rules establish a global minimum tax rate of 15%, calculated on a jurisdictional basis for companies with revenue exceeding €750 million. Several jurisdictions in which the Company operates have enacted legislation implementing these rules, with an effective date of January 1, 2024. The Pillar Two Rules did not have an impact on the Company’s consolidated financial statements for the year ended December 31, 2024. The Company will continue to monitor legislative developments and assess the potential impact on its financial statements.
NOTE 13:-    INCOME TAXES (Cont.)

j.Tax assessments:

In Israel, the Company has final income tax assessments through tax year 2019. In the US, the Company has final federal assessments through the tax year 2019 while 2021 is under an audit by the IRS.

k.Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2024	2023	2022

Opening balance	$1,802	$3,338	$5,669
Additions based on tax positions related to prior year	1,764	—	63
Additions based on tax positions related to current year	2,858	886	2,645
Decreases based on tax positions related to prior year	—	(2,422)	(5,039)

Closing balance	$6,424	$1,802	$3,338